Events After the Reporting Period	6 Months Ended
Jun. 30, 2022
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events After the Reporting Period

24. Events After the Reporting Period

Grant of stock options under 2021 stock incentive plan

On July 26, 2022, 22,000 options were granted to certain newly hired employees and a consultant. The weighted-average exercise price was USD 0.84 per share.

On August 26, 2022, 12,000 options were granted to a certain newly hired employee. The weighted-average exercise price was USD 1.43 per share.